Equipment and Right-of-Use asset (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 538,258	$ 393,297
Nonrefundable deposit	1,430,107
Depreciation expenses of right-of-use asset	$ 201,078	$ 180,652
Weighted average remaining lease term	6 months	7 months
Weighted average discount rate	15.00%
Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 339,901	$ 212,645